NVIT Bond Index Fund
Shareholder Fees (paid directly from your investment)
Shareholder Fees - NVIT Bond Index Fund (USD $)	Class Y Shares	Class II Shares
Shareholder Fees (paid directly from your investment)	none	none

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - NVIT Bond Index Fund		Class Y Shares	Class II Shares
Management Fees	[1]	0.19%	0.19%
Distribution and/or Service (12b-1) Fees			0.25%
Other Expenses	[2]	0.06%	0.21%
Total Annual Fund Operating Expenses		0.25%	0.65%
[1]	"Management Fees" have been restated to reflect the reduction of contractual investment advisory fees, effective February 1, 2012.
[2]	"Other Expenses" have been restated to reflect the terms for the allocation of fund expenses under the Joint Fund Administration and Transfer Agency Agreement approved by the Board of Trustees of Nationwide Variable Insurance Trust (the "Trust").

Expense Example - NVIT Bond Index Fund (USD $)	1 Year	3 Years	5 Years	10 Years
Class Y Shares	26	82	144	324
Class II Shares	67	210	365	816